Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends paid, per share	$ 0.96	$ 0.96	$ 0.93